LEONARD, STREET AND DEINARD PROFESSIONAL ASSOCIATION
SUITE 2300
150 SOUTH FIFTH STREET
MINNEAPOLIS MN 55402

March 18, 2005

Jeffrey L. Cotter
(612) 335-1444
jeffrey.cotter@leonard.com

Securities and Exchange Commission
450 Fifth Street Northwest
Washington D.C. 20549

Re: Form S-3

Ladies and Gentlemen:

Filed herewith is a Form S-3 Registration Statement for NorthWestern Corporation. Please do not hesitate to contact me at the number set forth above should you have any questions.

Very truly yours,

LEONARD, STREET AND DEINARD
PROFESSIONAL ASSOCIATION

/s/	JEFFREY L. COTTER Jeffrey L. Cotter